Document and Entity Information	1 Months Ended
Oct. 31, 2018
Document And Entity Information
Entity Registrant Name	NEW WORLD TECHNOLOGIES, INC.
Entity Central Index Key	0001756574
Document Type	S-1
Document Period End Date	Oct. 31, 2018
Amendment flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false